Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense [Abstract]
Federal	$ 17,657	$ 15,662	$ 15,171
State	3,195	2,399	2,359
Total current tax expense	20,852	18,061	17,530
Deferred tax (benefit) expense	(238)	(1,067)	1,139
Total income tax expense	20,614	16,994	18,669
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(7,335)	(6,178)
Difference in reporting the allowance for loan losses, net	12,369	12,820
Other income or expense not yet reported for tax purposes	1,907	534
Depreciable assets	(2,068)	(2,541)
Net deferred tax asset at end of year	4,873	4,635	3,568
Net deferred tax asset at beginning of year	4,635	3,568
Deferred tax (benefit) expense	(238)	(1,067)	$ 1,139
Deferred tax assets/(liabilities) , unrealized losses on available-for-sale securities	1	(2,500)
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 4,200	$ 1,600
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Increase/(decrease) in taxes resulting from [Abstract]
State income tax, net of federal tax benefit	3.20%	2.40%	2.60%
Other items	0.90%	1.10%	0.80%
Effective income tax rate	25.10%	24.50%	24.40%
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2017
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2020
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2017
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2020